Opus Small Cap Value ETF
Schedule of Investments
July 31, 2021 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 98.8%
	Basic Materials - 3.6%
82,322	Hudbay Minerals, Inc.	$589,426
11,217	Minerals Technologies, Inc.	899,828
8,208	Reliance Steel & Aluminum Company	1,289,887
54,506	Valvoline, Inc.	1,672,244
		4,451,385
	Communications - 1.4%
50,995	AudioCodes, Ltd.	1,670,596
	Consumer, Cyclical - 11.5%
27,252	Boyd Gaming Corporation (a)	1,553,364
6,190	Churchill Downs, Inc.	1,150,102
18,697	Dolby Laboratories, Inc. - Class A	1,815,479
5,961	Marriott Vacations Worldwide Corporation (a)	878,472
23,125	MDC Holdings, Inc.	1,233,025
17,577	RCI Hospitality Holdings, Inc.	1,103,132
19,658	SkyWest, Inc. (a)	795,952
13,859	Texas Roadhouse, Inc.	1,277,384
13,325	Thor Industries, Inc.	1,577,147
11,492	Travel + Leisure Conpany	595,286
4,354	Watsco, Inc.	1,229,744
48,303	Wendy’s Company	1,121,113
		14,330,200
	Consumer, Non-cyclical - 17.0%
20,013	Booz Allen Hamilton Holding Corporation	1,717,315
5,777	Chemed Corporation	2,749,967
19,760	Encompass Health Corporation	1,645,020
18,611	Ensign Group, Inc.	1,583,238
32,564	EVERTEC, Inc.	1,423,047
12,070	Hill-Rom Holdings, Inc.	1,671,212
21,694	ICF International, Inc.	1,986,520
37,885	Kforce, Inc.	2,365,161
39,366	Turning Point Brands, Inc.	2,087,185
18,815	US Physical Therapy, Inc.	2,223,180
7,018	WD-40 Company	1,705,304
		21,157,149
	Energy - 9.3%
62,785	Atlantica Sustainable Infrastructure plc	2,496,332
83,180	Brigham Minerals, Inc. - Class A	1,633,655
214,026	Falcon Minerals Corporation	1,020,904
50,786	Helmerich & Payne, Inc.	1,456,035
63,840	Kimbell Royalty Partners LP	736,075
21,014	NextEra Energy Partners LP	1,629,215
847	Texas Pacific Land Corporation	1,264,190
71,701	Viper Energy Partners LP	1,291,335
		11,527,741
	Financial - 29.9% (b)
44,470	Americold Realty Trust	1,727,660
37,439	CareTrust REIT, Inc.	903,029
62,183	City Office REIT, Inc.	800,295
18,795	Community Healthcare Trust, Inc.	936,555
15,552	CyrusOne, Inc.	1,108,391
10,224	EastGroup Properties, Inc.	1,801,673
37,979	Enterprise Financial Services Corporation	1,692,724
56,554	Essential Properties Realty Trust, Inc.	1,685,309
15,564	First Interstate BancSystem, Inc. - Class A	652,443
31,501	Four Corners Property Trust, Inc.	904,394
40,049	German American Bancorp, Inc.	1,509,847
26,935	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,529,908
9,576	Hanover Insurance Group, Inc.	1,301,378
7,776	Hingham Institution for Savings	2,325,024
32,224	Home BancShares, Inc./AR	682,504
68,567	Ladder Capital Corporation	783,035
35,656	Lakeland Financial Corporation	2,384,317
17,949	National Storage Affiliates Trust	972,297
16,119	NexPoint Residential Trust, Inc.	950,215
27,128	Preferred Bank	1,600,009
7,485	Primerica, Inc.	1,094,457
45,024	Seacoast Banking Corp of Florida	1,368,279
28,523	ServisFirst Bancshares, Inc.	2,027,415
28,807	Stock Yards Bancorp, Inc.	1,372,366
26,676	Washington Trust Bancorp, Inc.	1,300,455
63,951	West BanCorp, Inc.	1,885,276
19,174	Western Alliance Bancorp	1,779,731
		37,078,986
	Industrial - 16.6%
12,920	AptarGroup, Inc.	1,665,646
33,170	Arcosa, Inc.	1,816,389
7,649	Carlisle Companies, Inc.	1,546,934
14,304	Comfort Systems USA, Inc.	1,069,224
12,180	Encore Wire Corporation	955,277
45,386	Federal Signal Corporation	1,797,740
22,119	Forward Air Corporation	1,956,204
8,512	Hubbell, Inc.	1,706,316
12,063	Kadant, Inc.	2,172,908
15,727	Owens Corning	1,512,308
13,894	Tetra Tech, Inc.	1,855,127
11,532	Toro Company	1,311,650
16,775	UFP Industries, Inc.	1,245,712
		20,611,435
	Technology - 8.0%
22,731	Entegris, Inc.	2,742,268
9,417	Jack Henry & Associates, Inc.	1,639,406
105,351	Magic Software Enterprises, Ltd.	1,839,428
10,353	MKS Instruments, Inc.	1,619,623
19,624	TTEC Holdings, Inc.	2,050,708
		9,891,433
	Utilities - 1.5%
29,663	California Water Service Group	1,859,277
	TOTAL COMMON STOCKS (Cost $103,670,527)	122,578,202

	Total Investments (Cost $103,670,527) - 98.8%	122,578,202
	Other Assets in Excess of Liabilities - 1.2%	1,550,127
	TOTAL NET ASSETS - 100.0%	$124,128,329

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Summary of Fair Value Disclosure at July 31, 2021 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2021:

Opus Small Cap Value ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$122,578,202	$-	$-	$122,578,202
Total Investments in Securities	$122,578,202	$-	$-	$122,578,202

^ See Schedule of Investments for breakout of investments by sector classification.
For the period ended July 31, 2021, the Fund did not recognize any transfers to or from Level 3.